SHAREHOLDERS' EQUITY (Information About Share Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding | shares	1,530,073
Weighted Average Exercise Price, Outstanding	$ 17.26
Number Exercisable, Exercisable | shares	728,065
Weighted Average Exercise Price, Exercisable	$ 12.71
0.93-3.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	0.93
Exercise Prices, maximum	$ 3.00
Number Outstanding | shares	2,840
Weighted Average Remaining Contractual Life (in years), Outstanding	6 months 18 days
Weighted Average Exercise Price, Outstanding	$ 1.13
Number Exercisable, Exercisable | shares	2,840
Weighted Average Exercise Price, Exercisable	$ 1.13
3.01-7.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	3.01
Exercise Prices, maximum	$ 7.00
Number Outstanding | shares	10,000
Weighted Average Remaining Contractual Life (in years), Outstanding	1 year 5 months 23 days
Weighted Average Exercise Price, Outstanding	$ 4.20
Number Exercisable, Exercisable | shares	10,000
Weighted Average Exercise Price, Exercisable	$ 4.20
7.01-8.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	7.01
Exercise Prices, maximum	$ 8.00
Number Outstanding | shares	16,600
Weighted Average Remaining Contractual Life (in years), Outstanding	6 months 25 days
Weighted Average Exercise Price, Outstanding	$ 7.82
Number Exercisable, Exercisable | shares	16,600
Weighted Average Exercise Price, Exercisable	$ 7.82
8.01-9.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	8.01
Exercise Prices, maximum	$ 9.00
Number Outstanding | shares	62,762
Weighted Average Remaining Contractual Life (in years), Outstanding	1 year 7 months 2 days
Weighted Average Exercise Price, Outstanding	$ 8.74
Number Exercisable, Exercisable | shares	62,762
Weighted Average Exercise Price, Exercisable	$ 8.74
9.01-10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	9.01
Exercise Prices, maximum	$ 10.00
Number Outstanding | shares	19,289
Weighted Average Remaining Contractual Life (in years), Outstanding	1 year 3 months 15 days
Weighted Average Exercise Price, Outstanding	$ 9.06
Number Exercisable, Exercisable | shares	18,788
Weighted Average Exercise Price, Exercisable	$ 9.05
10.01-20.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	10.01
Exercise Prices, maximum	$ 20.00
Number Outstanding | shares	796,619
Weighted Average Remaining Contractual Life (in years), Outstanding	3 years 8 months 16 days
Weighted Average Exercise Price, Outstanding	$ 11.48
Number Exercisable, Exercisable | shares	531,192
Weighted Average Exercise Price, Exercisable	$ 11.41
20.01-31.26 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	20.01
Exercise Prices, maximum	$ 31.26
Number Outstanding | shares	621,963
Weighted Average Remaining Contractual Life (in years), Outstanding	6 years 1 month 16 days
Weighted Average Exercise Price, Outstanding	$ 26.33
Number Exercisable, Exercisable | shares	87,579
Weighted Average Exercise Price, Exercisable	$ 26.54